SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (2,944)	$ (1,367)
Property and equipment, net	982,229	9,595
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,746	10,962
Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	576,309
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 398,118